UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2016 to July 31, 2016

Item 1:   Schedule of Investments

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

July 31, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCK (0.0%)
UNITED KINGDOM (0.0%)
Specialty Retail (0.0%)
Darty PLC	15,156	$33,655
TOTAL COMMON STOCK (Cost $28,137)		33,655

	Number of Rights
RIGHTS (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Trius Therapeutics, Inc.(1)	400	52
Shire Pharmaceuticals International(1)	5,532	6,141
TOTAL RIGHTS (Cost $6,140)		6,193
SHORT-TERM INVESTMENTS (90.3%)

Number of Shares
State Street Navigator Prime Portfolio, 0.48%(2)	28,522	28,522

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 08/01/2016 (Cost $103,515,961)	$103,516	103,515,961
TOTAL SHORT-TERM INVESTMENTS (Cost $103,544,483)		103,544,483
TOTAL INVESTMENTS AT VALUE (90.3%) (Cost $103,578,760)		103,584,331
OTHER ASSETS IN EXCESS OF LIABILITIES (9.7%)		11,146,965
NET ASSETS (100.0%)		$114,731,296

(1)                                     Non-income producing security.

(2)                                     Represents security purchased with cash collateral received for securities on loan.  The rate shown is the annualized one-day yield at July 31, 2016.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)

AUD	1,339,396	USD	1,014,686	08/18/16	Societe Generale	$1,014,686	$1,017,526	$2,840
NOK	27,520,748	USD	3,251,687	08/18/16	Societe Generale	3,251,687	3,267,533	15,846
NZD	2,090,884	USD	1,483,231	08/18/16	Societe Generale	1,483,231	1,506,816	23,585
USD	745,943	CAD	969,845	08/17/16	Societe Generale	(745,943)	(743,800)	2,143
USD	3,041,582	SEK	26,003,910	08/18/16	Societe Generale	(3,041,582)	(3,049,601)	(8,019)
USD	2,984,595	CHF	2,932,902	08/18/16	Societe Generale	(2,984,595)	(3,037,079)	(52,484)
USD	7,925,516	EUR	7,153,897	08/18/16	Societe Generale	(7,925,516)	(8,004,685)	(79,169)

								$(95,258)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2016	36	$2,732,760	$65,675
CAD Currency Futures	USD	Sep 2016	2	153,370	(239)
JPY Currency Futures	USD	Sep 2016	25	3,068,594	136,185
					$201,621

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Index Contracts
FTSE 100 Index Futures	GBP	Sep 2016	23	$2,038,810	$166,959
Hang Seng Index Futures	HKD	Aug 2016	10	1,402,973	(12,983)
S&P 500 E Mini Index Futures	USD	Sep 2016	17	1,842,970	83,221
					$237,197
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Sep 2016	30	4,472,264	$22,312
10YR U.S. Treasury Note Futures	USD	Sep 2016	36	4,789,688	97,965
German EURO Bund Futures	EUR	Sep 2016	16	3,002,458	63,314
Long Gilt Futures	GBP	Sep 2016	20	3,477,247	209,817
					$393,408
Contracts to Sell
Foreign Exchange Contracts
EUR Currency Futures	USD	Sep 2016	(25)	(3,500,469)	$(10,501)
GBP Currency Futures	USD	Sep 2016	(23)	(1,904,256)	23,606

					$13,105
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Sep 2016	(12)	(400,289)	$(22,095)
Nikkei 225 Index Futures OSE	JPY	Sep 2016	(3)	(486,218)	(36,244)
					$(58,339)
Net unrealized appreciation (depreciation)					$786,992

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$3,439,068	08/16/16	Barclays Bank plc	Barclays Hedging Insights Index	Fixed Rate	$(17,657)
USD	3,429,966	08/19/16	Barclays Bank plc	Barclays U.S. Short Variance Index	Fixed Rate	24,406
USD	821,219	06/16/17	BNP Paribas	Russell 2000 Total Return Index	Fee Plus LIBOR	8,357
USD	2,674,142	06/16/17	BNP Paribas	NASDAQ-100 Total Return	Fee Plus LIBOR	64,311
USD	1,083,653	08/16/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	(46,724)
USD	1,790,297	08/16/16	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	(3,455)
USD	1,533,385	08/16/16	Goldman Sachs	Bloomberg Precious Metals Index	Fixed Rate	22,845
USD	3,441,322	08/16/16	Goldman Sachs	Goldman Sachs RP Equity World Long Short Series 53 Excess Return Index	Fixed Rate	14,489
USD	2,000,000	09/20/16	Goldman Sachs	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	203,397
USD	664,109	12/08/16	Goldman Sachs	Russell 2000 Total Return Index	Fee Plus LIBOR	24,262
USD	3,077,581	12/16/16	Goldman Sachs	NASDAQ-100 Total Return	Fee Plus LIBOR	214,895
USD	1,920,000	12/20/16	Goldman Sachs	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	150,704
USD	4,295,681	12/20/16	Goldman Sachs	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	181,750
USD	3,458,545	06/16/17	Goldman Sachs	MSCI EAFE Index	Fee Plus LIBOR	270,784

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$2,241,054	04/17/17	JPMorgan Chase	Russell 2000 Total Return Index	Fee Plus LIBOR	$159,421
USD	8,563,508	08/16/16	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	Fixed Rate	4,829
USD	6,831,440	08/16/16	JPMorgan Chase	JPMorgan Helix 2 Index	Fixed Rate	(15,444)
USD	7,650,000	09/20/16	JPMorgan Chase	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	275,367
USD	429,000	09/20/16	JPMorgan Chase	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	48,496
USD	1,000,000	12/20/16	JPMorgan Chase	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	(6,333)
USD	1,390,000	03/20/17	JPMorgan Chase	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	47,738
USD	10,707,688	07/17/17	JPMorgan Chase	Fee Plus LIBOR	S&P 500 Total Return Index	(446,721)
USD	2,886,922	04/26/17	Morgan Stanley	NASDAQ-100 Total Return	Fee Plus LIBOR	36,205
USD	1,230,372	05/17/17	Morgan Stanley	MSCI EAFE Index	Fee Plus LIBOR	74,165
USD	1,834,428	07/18/17	Morgan Stanley	Health Care Select Sector Total Return Index	Fee Plus LIBOR	28,626
USD	487,048	05/26/17	Societe Generale	Russell 2000 Total Return Index	Fee Plus LIBOR	1,284

						$1,319,997

WRITTEN OPTIONS

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
29	S&P 500 Index, Strike @ $2,165	08/19/16	$76,501	$(49,010)	$27,491

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Swedish Krona

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$33,655	$—	$—	$33,655
Rights	—	—	6,193	6,193
Short-term Investments	—	103,544,483	—	103,544,483
	$33,655	$103,544,483	$6,193	$103,584,331
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$44,414	$—	$44,414
Futures Contracts	869,054	—	—	869,054
Swap Contracts	—	1,856,331	—	1,856,331

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$139,672	$—	$139,672
Futures Contracts	82,062	—	—	82,062
Swap Contracts	—	536,334	—	536,334
Written Options	49,010	—	—	49,010

*	Other financial instruments include unrealized appreciation (depreciation) on forwards, futures and swap contracts. Written options is reported at value.

As of July 31, 2016, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets. During the period ended July 31, 2016, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (80.8%)
Advertising (0.8%)
$5,489	MH Sub I LLC(1)	(B, B1)	07/08/21	4.750	$5,479,708
4,980	MH Sub I LLC(1)	(CCC+, Caa1)	07/08/22	8.500	4,936,425
9,764	WMG Acquisition Corp.(1)	(B, Ba3)	07/01/20	3.750	9,757,423
					20,173,556
Aerospace & Defense (0.5%)
16,083	Sequa Corp.(1)	(CCC+, Caa1)	06/19/17	5.250	13,027,564

Air Transportation (0.3%)
4,938	American Airlines, Inc.(1)	(BB+, Ba1)	06/27/20	3.250	4,929,106
2,972	United Airlines, Inc.(1)	(BB+, Ba1)	04/01/19	3.250	2,979,205
					7,908,311
Auto Parts & Equipment (0.8%)
12,015	CS Intermediate Holdco 2 LLC(1)	(BB-, Ba3)	04/04/21	4.000	12,070,056
6,678	U.S. Farathane LLC(1)	(B, B2)	12/23/21	5.750	6,711,235
3,500	Wand Intermediate I LP(1),(2)	(CCC+, Caa1)	09/19/22	8.250	3,185,000
					21,966,291
Automakers (0.8%)
2,914	FCA U.S. LLC(1)	(BBB-, Baa3)	05/24/17	3.500	2,921,734
5,609	FCA U.S. LLC(1)	(BBB-, Baa3)	12/31/18	3.250	5,625,146
7,444	TI Group Automotive Systems LLC(1),(3)	(BB, Ba3)	06/30/22	4.500	8,317,027
3,970	TI Group Automotive Systems LLC(1)	(BB, Ba3)	06/30/22	4.500	3,978,694
					20,842,601
Banking (0.3%)
7,254	Citco Funding LLC(1)	(NR, Ba3)	06/29/18	4.250	7,252,379

Building & Construction (0.4%)
9,334	PGT, Inc.(1)	(B+, B2)	02/16/22	6.750	9,310,279

Building Materials (1.8%)
10,870	Headwaters, Inc.(1)	(BB, Ba3)	03/24/22	4.000	10,958,520
3,821	Jeld-Wen, Inc.(1)	(B, B1)	07/01/22	4.750	3,843,823
6,948	LBM Borrower LLC(1)	(B+, B3)	08/20/22	6.250	6,935,932
2,787	Mannington Mills, Inc.(1)	(BB-, B1)	10/01/21	4.750	2,784,856
6,151	Priso Acquisition Corp.(1)	(B+, B2)	05/08/22	4.500	6,168,568
5,248	Summit Materials Cos. I LLC(1)	(BB, Ba3)	07/17/22	4.000	5,265,865
10,821	Wilsonart LLC(1)	(B+, B2)	10/31/19	4.000	10,839,208
					46,796,772
Cable & Satellite TV (2.3%)
7,459	Altice U.S. Finance I Corp.(1)	(BB-, Ba3)	12/14/22	4.250	7,493,741
6,733	Charter Communications Operating LLC(1)	(BBB, Ba1)	01/24/23	3.500	6,774,366
1,985	Charter Communications Operating LLC(1)	(BBB, Ba1)	01/04/21	3.000	1,988,386
6,165	CSC Holdings LLC(1)	(BB-, Ba1)	10/09/22	5.000	6,220,031
1,496	Numericable U.S. LLC(1)	(B+, B1)	02/10/23	4.752	1,499,360
2,913	Telenet International Finance Sarl(1)	(B+, B1)	06/30/24	4.250	2,928,280
2,500	Virgin Media Investment Holdings Ltd.(1),(4)	(BB-, Ba3)	06/30/23	4.250	3,333,308
10,175	WideOpenWest Finance LLC(1)	(B, Ba3)	04/01/19	4.500	10,198,794
7,211	Ziggo Financing Partnership(1)	(BB-, Ba3)	01/15/22	3.652	7,186,262
4,647	Ziggo Financing Partnership(1)	(BB-, Ba3)	01/15/22	3.656	4,630,963
7,642	Ziggo Financing Partnership(1)	(BB-, Ba3)	01/15/22	3.701	7,616,280
					59,869,771
Chemicals (7.9%)
2,169	Allnex (Luxembourg) & Cy S.C.A.(1)	(B+, B1)	10/03/19	4.500	2,170,316
10,000	Allnex (Luxembourg) & Cy S.C.A.(1),(3)	(B+, B1)	05/31/23	5.000	11,304,171
1,125	Allnex U.S.A., Inc.(1)	(B+, B1)	10/03/19	4.500	1,126,074
13,928	Ascend Performance Materials Operations LLC(1)	(B, B2)	04/10/18	6.750	13,965,677
5,012	Azelis Finance S.A.(1)	(B+, B2)	12/15/22	6.500	5,062,461
4,345	Chemstralia Pty Ltd.(1)	(BB-, B1)	02/28/22	7.250	4,323,275
13,486	Chromaflo Technologies Corp.(1)	(B-, B2)	12/02/19	4.500	13,452,526
4,127	Chromaflo Technologies Corp.(1)	(CCC+, Caa2)	06/02/20	8.250	3,673,390
2,911	Colouroz Investment 2 LLC(1)	(B-, Caa1)	09/06/22	8.250	2,744,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals
$1,990	Flint Group GmbH(1),(3)	(B+, NR)	09/07/21	4.250	$2,226,008
15,755	Gemini HDPE LLC(1)	(B+, Ba2)	08/07/21	4.750	15,803,898
2,500	Gruden Acquisition, Inc.(1),(2)	(CCC, Caa2)	07/20/23	9.500	1,894,925
12,183	Houghton International, Inc.(1)	(B+, B1)	12/20/19	4.250	12,197,822
3,870	Houghton International, Inc.(1)	(B-, Caa1)	12/20/20	9.750	3,807,113
3,261	Huntsman International LLC(1)	(BB, Ba2)	10/01/21	3.750	3,261,402
7,232	Huntsman International LLC(1)	(BB, Ba2)	04/01/23	4.250	7,275,556
1,980	Ineos Group Holdings S.A.(1),(3)	(BB-, Ba3)	12/15/20	4.000	2,228,117
12,514	Ineos U.S. Finance LLC(1)	(BB-, Ba3)	05/04/18	3.750	12,524,638
331	Ineos U.S. Finance LLC(1)	(BB-, Ba3)	03/31/22	4.250	331,105
5,221	Ineos U.S. Finance LLC(1)	(BB-, Ba3)	12/31/16	3.103	5,221,244
1,119	MacDermid, Inc.(1)	(BB-, B2)	06/07/20	5.500	1,119,816
3,985	Minerals Technologies, Inc.(1)	(BB+, Ba2)	05/09/21	3.750	4,009,539
5,955	Osmose Holdings, Inc.(1)	(B, B2)	08/21/22	4.750	5,969,888
3,890	OXEA Finance & Cy S.C.A.(1),(3)	(B+, B3)	01/15/20	4.500	4,188,088
8,267	OXEA Finance LLC(1)	(B+, B3)	01/15/20	4.250	7,899,762
6,750	Ravago Holdings America, Inc.(1)	(BB, B2)	06/30/23	5.000	6,792,188
2,460	Solenis International LP(1)	(B, B2)	07/31/21	4.250	2,445,362
5,499	Solenis International LP(1)	(B-, Caa1)	07/31/22	7.750	5,277,627
2,512	Sonneborn LLC(1)	(B, B1)	12/10/20	4.750	2,516,393
443	Sonneborn Refined Products B.V.(1)	(B, B1)	12/10/20	4.750	443,424
5,275	The Chemours Co.(1)	(BB+, Ba1)	05/12/22	3.750	5,144,837
11,045	Tronox Pigments (Netherlands) B.V.(1)	(BB, B1)	03/19/20	4.500	10,865,266
9,019	U.S. Silica Co.(1)	(B, B2)	07/23/20	4.000	8,591,047
9,142	Univar, Inc.(1)	(BB-, B2)	07/01/22	4.250	9,149,165
9,376	UTEX Industries, Inc.(1)	(CCC+, Caa1)	05/22/21	5.000	6,586,338
1,427	Vantage Specialty Chemicals, Inc.(1),(2)	(B-, B2)	02/10/19	5.000	1,414,161
					207,006,619
Consumer/Commercial/Lease Financing (0.8%)
9,842	Infinity Acquisition LLC(1)	(B+, B1)	08/06/21	4.250	9,466,344
12,395	National Financial Partners Corp.(1)	(B, B1)	07/01/20	4.500	12,392,182
					21,858,526
Department Stores (0.3%)
8,400	Dollar Tree, Inc.(1)	(BBB, Ba1)	07/06/22	4.250	8,449,014

Diversified Capital Goods (0.5%)
1,216	Douglas Dynamics Holdings, Inc.(1)	(BB-, B2)	12/31/21	5.250	1,219,361
3,800	Horizon Global Corp.(1)	(B, B2)	06/30/21	7.000	3,785,750
7,730	Husky Injection Molding Systems Ltd.(1)	(B, B1)	06/30/21	4.250	7,730,251
					12,735,362
Electronics (2.7%)
30,385	Avago Technologies Cayman Ltd.(1)	(BBB, Ba1)	02/01/23	4.250	30,451,809
1,995	CPI International, Inc.(1)	(B, B1)	11/17/17	4.250	1,979,936
6,761	Excelitas Technologies Corp.(1)	(B-, B3)	10/31/20	6.000	6,389,409
7,709	Microsemi Corp.(1)	(BB, Ba2)	01/15/23	3.750	7,767,805
6,785	MKS Instruments, Inc.(1)	(BB, Ba2)	05/01/23	4.250	6,840,386
12,473	ON Semiconductor Corp.(1)	(BB, Ba1)	03/31/23	5.250	12,638,953
5,229	Sophia LP(1)	(B-, B2)	09/30/22	4.750	5,240,252
					71,308,550
Energy - Exploration & Production (0.6%)
4,000	Chief Exploration & Development LLC(1)	(NR, NR)	05/16/21	7.500	3,646,660
6,517	EP Energy LLC(1)	(B, B3)	05/24/18	3.500	5,707,525
9,100	W&T Offshore, Inc.(1)	(CC, Caa2)	05/01/20	9.000	5,763,348
					15,117,533
Environmental (0.1%)
2,950	PSC Industrial Holdings Corp.(1)	(B+, B1)	12/05/20	5.750	2,868,936

Food & Drug Retailers (0.2%)
4,251	Smart & Final Stores LLC(1)	(B+, B3)	11/15/19	4.000	4,246,552

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Food - Wholesale (1.6%)
$12,445	Allflex Holdings III, Inc.(1)	(B, B2)	07/20/20	4.250	$12,418,964
1,650	CSM Bakery Solutions LLC(1)	(CCC+, B3)	07/03/21	8.750	1,567,500
2,500	Del Monte Foods, Inc.(1)	(CCC, Caa1)	08/18/21	8.250	1,825,000
4,677	JBS U.S.A. LLC(1)	(BB+, Ba1)	10/30/22	4.000	4,686,227
21,145	U.S. Foods, Inc.(1)	(B+, B1)	06/27/23	4.000	21,281,151
					41,778,842
Forestry & Paper (0.3%)
5,329	Prolampac Intermediate, Inc.(1)	(B, B3)	08/18/22	5.750	5,342,004
1,750	Prolampac Intermediate, Inc.(1)	(CCC+, Caa2)	08/18/23	9.250	1,723,750
					7,065,754
Gaming (1.5%)
9,158	Amaya Holdings B.V.(1)	(BB-, B1)	08/01/21	5.000	9,080,978
4,975	CBAC Borrower LLC(1)	(B-, Caa1)	07/02/20	8.250	4,875,500
5,001	MGM Growth Prop. Operating Partnership LP(1)	(BB, B1)	04/25/23	4.000	5,042,626
11,985	ROC Finance LLC(1)	(B+, B2)	06/20/19	5.000	11,658,874
8,054	The Intertain Group Ltd.(1)	(BB, B2)	04/08/22	7.500	8,043,717
					38,701,695
Gas Distribution (0.2%)
2,676	Energy Transfer Equity LP(1)	(BB, Ba2)	12/02/19	4.000	2,628,699
3,000	Energy Transfer Equity LP(1)	(BB, Ba2)	12/02/19	3.250	2,909,475
					5,538,174
Health Facilities (2.6%)
4,950	Community Health Systems, Inc.(1)	(BB, Ba3)	12/31/19	3.750	4,878,844
4,385	Community Health Systems, Inc.(1)	(BB, Ba3)	01/27/21	4.000	4,338,487
17,619	Drumm Investors LLC(1)	(B, Caa1)	05/04/18	9.500	17,318,061
5,486	HCA, Inc.(1)	(BBB-, Ba1)	03/17/23	3.746	5,537,895
10,708	Heartland Dental LLC(1)	(B-, B1)	12/21/18	5.500	10,667,937
6,930	Iasis Healthcare LLC(1)	(B, Ba3)	05/03/18	4.500	6,928,671
9,942	Premier Dental Services, Inc.(1)	(CCC+, Caa1)	11/01/18	7.500	9,792,649
7,406	Surgical Care Affiliates, Inc.(1)	(B+, Ba3)	03/17/22	4.250	7,457,168
					66,919,712
Health Services (3.7%)
14,000	ABB Concise Optical Group LLC(1)	(B, B1)	06/15/23	6.000	14,070,000
9,217	DPx Holdings B.V.(1)	(B, B2)	03/11/21	4.250	9,205,314
8,201	Envision Healthcare Corp.(1)	(BB-, B1)	10/28/22	4.500	8,241,410
3,724	ExamWorks Group, Inc.(1)	(B, B1)	06/08/23	4.750	3,748,587
14,611	Kinetic Concepts, Inc.(1)	(NR, Ba3)	11/04/20	5.000	14,647,068
2,320	MSO of Puerto Rico, Inc.(1)	(B-, B3)	12/12/17	9.750	1,925,523
14,826	Onex Carestream Finance LP(1)	(B+, B1)	06/07/19	5.000	14,515,133
4,963	Phillips-Medisize Corp.(1)	(B, B2)	06/16/21	4.750	4,962,963
3,750	Phillips-Medisize Corp.(1)	(CCC+, Caa2)	06/16/22	8.250	3,590,625
5,000	Prospect Medical Holidngs, Inc.(1)	(B, Ba3)	06/01/22	7.000	4,971,875
11,830	Surgery Center Holdings, Inc.(1)	(B, B2)	11/03/20	5.250	11,896,443
7,538	Valitas Health Services, Inc.(1),(2)	(CCC, Caa2)	06/02/17	8.000	4,975,308
					96,750,249
Hotels (1.8%)
18,000	Hilton Worldwide Finance LLC(1)	(BBB, Ba1)	10/26/20	3.500	18,073,620
16,719	La Quinta Intermediate Holdings LLC(1)	(BB, B1)	04/14/21	3.750	16,624,895
12,434	Playa Resorts Holding B.V.(1)	(BB-, B2)	08/09/19	4.000	12,426,539
					47,125,054
Insurance Brokerage (1.5%)
2,389	Acrisure LLC(1)	(B, B2)	05/01/22	0.500	2,400,969
12,580	Acrisure LLC(1)	(B, B2)	05/19/22	6.500	12,643,066
18,430	Alliant Holdings I, Inc.(1)	(B, B2)	08/12/22	4.500	18,360,667
2,337	Alliant Holdings I, Inc.(1)	(B, B2)	08/12/22	5.000	2,345,780
3,507	Hyperion Insurance Group Ltd.(1)	(B, B1)	04/29/22	5.500	3,392,714
					39,143,196

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Investments & Misc. Financial Services (3.0%)
$15,368	Altisource Solutions Sarl(1)	(B+, B3)	12/09/20	4.500	$13,062,665
3,373	BATS Global Markets, Inc.(1)	(BB-, B1)	06/14/23	4.131	3,398,505
2,000	First American Payment Systems LP(1)	(CCC+, Caa1)	04/11/19	10.750	1,935,000
4,036	Hamilton Lane Advisors LLC(1)	(BB+, Ba3)	07/09/22	4.250	4,051,987
1,885	Liquidnet Holdings, Inc.(1)	(B, B2)	05/22/19	7.750	1,870,489
5,272	LPL Holdings, Inc.(1)	(BB-, Ba3)	03/29/19	3.250	5,254,679
997	LPL Holdings, Inc.(1)	(BB-, Ba3)	03/29/21	4.250	998,117
4,179	LPL Holdings, Inc.(1)	(BB-, Ba3)	11/20/22	4.750	4,205,119
16,483	NorthStar Asset Management Group, Inc.(1)	(BBB-, Ba2)	01/29/23	4.627	16,458,518
14,654	USI, Inc.(1)	(B, B1)	12/27/19	4.250	14,647,599
6,872	VFH Parent LLC(1)	(NR, Ba3)	11/06/19	5.250	6,887,452
5,000	Walter Investment Management Corp.(1)	(B+, B3)	12/19/20	4.750	4,153,125
					76,923,255
Machinery (1.0%)
4,250	Blount International, Inc.(1)	(B+, B1)	04/12/23	7.250	4,308,438
1,500	CPM Holdings, Inc.(1),(2)	(B, Caa1)	04/10/23	10.250	1,425,000
4,815	CPM Holdings, Inc.(1)	(B+, B1)	04/11/22	6.000	4,824,393
4,269	Manitowoc Foodservice, Inc.(1)	(B+, B1)	03/03/23	5.750	4,326,609
11,213	Rexnord LLC(1)	(BB-, B2)	08/21/20	4.000	11,219,736
					26,104,176
Managed Care (0.5%)
6,910	GENEX Holdings, Inc.(1)	(B, B2)	05/30/21	5.250	6,857,779
4,132	Sedgwick Claims Management Services, Inc.(1)	(B, B1)	03/01/21	5.250	4,160,275
1,350	Sedgwick Claims Management Services, Inc.(1)	(CCC+, Caa2)	02/28/22	6.750	1,328,063
					12,346,117
Media Content (0.8%)
5,000	All3Media International(1),(4)	(B+, B2)	06/30/21	5.250	6,271,724
1,750	DLG Acquisitions Ltd.(1),(3)	(B-, Caa2)	06/30/22	8.250	1,646,274
2,830	Inter Media Communication Srl(1),(3)	(B, NR)	05/28/19	5.500	3,133,484
5,029	Mission Broadcasting, Inc.(1)	(BB+, Ba2)	10/01/20	3.750	5,043,505
5,703	Nexstar Broadcasting, Inc.(1)	(BB+, Ba2)	10/01/20	3.750	5,719,414
					21,814,401
Medical Products (1.0%)
9,434	Alere, Inc.(1)	(B+, Ba3)	06/18/22	4.500	9,312,322
5,955	Sterigenics-Nordion Holdings LLC(1)	(B, B1)	05/15/22	4.250	5,940,113
11,354	VWR Funding, Inc.(1)	(BB, Ba3)	09/28/20	2.730	11,184,114
					26,436,549
Metals & Mining - Excluding Steel (2.2%)
1,448	CeramTec Acquisition Corp.(1)	(B, Ba3)	08/30/20	4.250	1,450,737
17,416	Faenza Acquisition GmbH(1)	(B, Ba3)	08/30/20	4.250	17,448,610
12,718	FMG Resources (August 2006) Pty. Ltd.(1)	(BB+, Ba2)	06/30/19	4.250	12,499,206
1,784	Global Brass & Copper, Inc.(1)	(BB-, B2)	07/18/23	5.250	1,802,157
2,087	H.C. Starck GmbH(1),(3)	(NR, NR)	05/30/20	8.000	2,077,276
16,840	Noranda Aluminum Acquisition Corp.(1),(5)	(NR, NR)	02/28/19	5.750	8,419,896
12,394	Novelis, Inc.(1)	(BB, Ba2)	06/02/22	4.000	12,403,800
					56,101,682
Oil Field Equipment & Services (0.7%)
9,923	Drillships Financing Holding, Inc.(1)	(CCC+, Caa2)	03/31/21	6.000	3,646,803
6,246	McJunkin Red Man Corp.(1)	(B+, B2)	11/08/19	5.000	6,175,448
13,989	Pacific Drilling S.A.(1)	(B-, Caa2)	06/03/18	4.500	3,864,354
5,934	Seadrill Partners Finco LLC(1)	(B-, Caa2)	02/21/21	4.000	2,633,257
3,500	Shelf Drilling Holdings Ltd.(1)	(CCC+, B3)	10/08/18	10.000	1,890,000
					18,209,862
Oil Refining & Marketing (1.2%)
17,122	Philadelphia Energy Solutions LLC(1)	(BB-, B1)	04/04/18	6.250	16,030,523
6,947	Western Refining, Inc.(1)	(B+, B1)	11/12/20	5.250	6,755,534

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Oil Refining & Marketing
$8,000	Western Refining, Inc.(1)	(B+, B1)	06/23/23	5.500	$7,800,000
					30,586,057
Packaging (1.8%)
4,578	Anchor Glass Container Corp.(1)	(BB-, B2)	07/01/22	4.750	4,599,924
3,217	Ardagh Holdings U.S.A., Inc.(1)	(B+, Ba3)	12/17/19	4.000	3,229,449
13,065	Berry Plastics Holding Corp.(1)	(BB, Ba3)	02/08/20	3.500	13,120,103
3,110	BWAY Holding Company, Inc.(1)	(B-, B2)	08/14/20	5.500	3,114,989
5,873	Clondalkin Group Ltd.(1)	(B, B2)	05/31/20	4.750	5,843,417
6,487	Hilex Poly Co. LLC(1)	(B, B1)	12/05/21	6.000	6,558,015
9,900	SIG Combibloc U.S. Acquisition, Inc.(1)	(B+, B1)	03/13/22	4.250	9,929,764
					46,395,661
Personal & Household Products (0.9%)
5,000	Brickman Group Ltd. LLC(1)	(CCC+, Caa1)	12/17/21	7.500	4,950,000
2,100	Galleria Co.(1)	(BBB-, Ba1)	01/26/23	3.750	2,108,211
5,789	Revlon Consumer Products Corp.(1)	(B+, Ba3)	10/08/19	4.000	5,795,370
11,829	Serta Simmons Holdings LLC(1)	(BB-, B1)	10/01/19	4.250	11,905,703
					24,759,284
Pharmaceuticals (2.4%)
10,955	Albany Molecular Research, Inc.(1)	(B, B1)	07/16/21	5.750	10,961,902
8,505	Alvogen Pharma U.S., Inc.(1)	(B, B3)	04/02/22	6.000	8,525,978
7,700	AMAG Pharmaceuticals, Inc.(1)	(BB, Ba2)	08/13/21	4.750	7,709,625
6,603	Amneal Pharmaceuticals LLC(1)	(BB-, B1)	11/01/19	4.500	6,616,380
6,134	Capsugel Holdings U.S., Inc.(1)	(B+, B1)	07/31/21	4.000	6,159,721
11,294	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba2)	12/11/19	4.750	11,190,448
2,909	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba2)	08/05/20	4.750	2,878,731
9,085	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba2)	04/01/22	5.000	9,037,106
					63,079,891
Printing & Publishing (0.2%)
2,893	Harland Clarke Holdings Corp.(1)	(BB-, B1)	05/22/18	7.000	2,831,780
1,455	Harland Clarke Holdings Corp.(1)	(BB-, B1)	08/04/19	6.993	1,414,703
					4,246,483
Real Estate Development & Management (0.4%)
7,753	SRS Distribution, Inc.(1)	(B, B2)	08/25/22	5.250	7,859,580
2,250	SRS Distribution, Inc.(1)	(CCC+, Caa1)	02/24/23	9.750	2,271,094
					10,130,674
Real Estate Investment Trusts (0.7%)
9,770	DTZ U.S. Borrower LLC(1)	(B+, B1)	11/04/21	4.250	9,730,503
9,600	Istar Financial, Inc.(1)	(B+, Ba3)	07/01/20	5.500	9,687,024
					19,417,527
Recreation & Travel (1.6%)
7,064	ClubCorp Club Operations, Inc.(1)	(BB-, Ba3)	12/15/22	4.250	7,110,035
16,484	Intrawest Operations Group LLC(1)	(B+, B2)	12/09/20	5.000	16,552,263
6,000	Legendary Pictures Funding LLC(1),(2)	(B, NR)	04/22/20	7.000	5,985,000
4,250	Parkdean Resorts Holdco Ltd.(1),(2),(4)	(B+, B1)	11/10/22	5.800	5,668,119
2,000	Samsonite International S.A.(1)	(BBB-, Ba2)	05/12/23	4.000	2,022,500
3,749	World Triathlon Corp.(1)	(B, B2)	06/26/21	5.250	3,752,614
					41,090,531
Restaurants (1.2%)
21,535	B.C. Unlimited Liability Co.(1)	(B+, Ba3)	12/10/21	3.750	21,651,748
9,750	Yum! Brands, Inc.(1)	(BBB-, Ba1)	06/16/23	3.232	9,814,789
					31,466,537
Software - Services (10.9%)
3,892	Applied Systems, Inc.(1)	(B+, B1)	01/25/21	4.000	3,904,725
4,950	Aptos, Inc.(1),(2)	(B, B3)	06/23/22	6.000	4,919,062
10,421	Aricent Technologies(1)	(B, B1)	04/14/21	5.500	9,183,243

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services
$4,530	Aricent Technologies(1),(2)	(CCC+, Caa1)	04/14/22	9.500	$3,861,825
10,707	Blue Coat Holdings, Inc.(1)	(B-, B2)	05/20/22	6.000	10,715,277
1,000	Camp International Holding Co.(1)	(CCC, Caa2)	11/30/19	8.250	1,000,000
10,121	Camp International Holding Co.(1)	(B-, B2)	05/31/19	4.750	10,120,690
17,584	CCC Information Services, Inc.(1)	(B+, B1)	12/20/19	4.000	17,594,841
15,291	Deltek, Inc.(1)	(B, B1)	06/25/22	5.000	15,377,279
9,259	Duff & Phelps Investment Management Co.(1)	(B, B2)	04/23/20	4.750	9,261,462
3,075	Duff & Phelps Investment Management Co.(1)	(CCC+, Caa1)	04/23/21	9.500	3,059,625
6,178	EagleView Technology Corp.(1)	(B, B2)	07/22/22	5.250	6,123,546
13,372	Epicor Software Corp.(1)	(B, B2)	06/01/22	4.750	13,278,855
10,057	Evertec Group LLC(1)	(BB-, B1)	04/17/20	3.250	9,969,036
1,063	Evertec Group LLC(1)	(BB-, B1)	04/17/18	2.740	1,046,658
3,984	Eze Castle Software, Inc.(1)	(B+, B1)	04/06/20	4.000	3,976,231
12,060	First Data Corp.(1)	(BB, B1)	03/24/21	4.488	12,134,041
4,190	First Data Corp.(1)	(BB, B1)	07/08/22	4.238	4,209,155
2,272	Flexera Software LLC(1)	(B, B1)	04/02/20	4.500	2,285,448
3,000	Flexera Software LLC(1)	(CCC+, Caa1)	04/02/21	8.000	2,936,250
13,809	Genesys Telecom Holdings U.S., Inc.(1)	(B, B2)	02/08/20	4.000	13,826,234
7,556	Genesys Telecom Holdings U.S., Inc.(1)	(B, B2)	11/13/20	4.500	7,575,141
6,948	Global Healthcare Exchange LLC(1)	(B, B2)	08/15/22	5.250	6,964,956
3,523	Global Payments, Inc.(1)	(BBB-, Ba2)	04/22/23	3.996	3,562,027
2,295	Hyland Software, Inc.(1)	(CCC+, Caa2)	07/01/23	8.250	2,249,100
9,459	Infor (U.S.), Inc.(1)	(B+, B1)	06/03/20	3.750	9,361,624
8,095	Infor (U.S.), Inc.(1)	(B+, B1)	06/03/20	3.750	8,014,874
11,186	Landslide Holdings, Inc.(1)	(B, B1)	02/25/20	5.000	11,214,231
2,000	Landslide Holdings, Inc.(1)	(CCC+, Caa1)	02/25/21	8.250	1,990,000
13,302	MA FinanceCo. LLC(1)	(BB-, B1)	11/19/21	5.250	13,345,674
2,616	MA FinanceCo. LLC(1)	(BB-, B1)	11/20/19	4.502	2,623,008
5,348	Openlink International Intermediate, Inc.(1)	(B, B1)	10/28/17	6.250	5,328,073
10,669	Pinnacle Holdco Sarl(1)	(B, B3)	07/30/19	4.750	8,321,516
10,000	SS&C Technologies, Inc.(1)	(BB, Ba3)	07/08/22	4.000	10,067,809
1,296	SS&C Technologies, Inc.(1)	(BB, Ba3)	07/08/22	4.000	1,304,405
12,387	Sungard Availability Services Capital, Inc.(1)	(B, B1)	03/31/19	6.000	10,528,948
6,097	Syniverse Holdings, Inc.(1)	(B+, B2)	04/23/19	4.000	4,943,766
5,169	Syniverse Holdings, Inc.(1)	(B+, B2)	04/23/19	4.000	4,225,266
9,765	Wall Street Systems Delaware, Inc.(1)	(B, B2)	04/30/21	4.250	9,771,420
3,583	WEX, Inc.(1)	(BB-, Ba3)	07/01/23	4.250	3,611,663
					283,786,984
Specialty Retail (1.7%)
3,888	BJ’s Wholesale Club, Inc.(1)	(CCC, Caa2)	03/26/20	8.500	3,868,173
16,160	BJ’s Wholesale Club, Inc.(1)	(B-, B3)	09/26/19	4.500	16,157,914
12,625	Leslie’s Poolmart, Inc.(1)	(B, B1)	10/16/19	4.250	12,641,027
4,068	Mattress Holding Corp.(1)	(B+, Ba3)	10/20/21	6.250	4,049,835
2,297	Michaels Stores, Inc.(1)	(BB, Ba2)	01/28/20	4.000	2,313,704
11,685	Payless, Inc.(1)	(B, B2)	03/11/21	5.000	6,076,215
					45,106,868
Steel Producers/Products (1.2%)
11,296	Atkore International, Inc.(1)	(B, B3)	04/09/21	4.500	11,279,777
7,500	Atkore International, Inc.(1)	(CCC+, Caa2)	10/09/21	7.750	7,515,638
12,662	Zekelman Industries, Inc.(1)	(BB-, B2)	06/14/21	6.000	12,764,441
					31,559,856
Support - Services (3.4%)
2,500	Allied Security Holdings LLC(1)	(CCC+, Caa2)	08/13/21	8.000	2,512,500
15,155	BakerCorp International, Inc.(1)	(B-, B2)	02/07/20	4.250	13,790,918
13,946	Brand Energy & Infrastructure Services, Inc.(1)	(B, B2)	11/26/20	4.750	13,816,719
15,437	Change Healthcare Holdings Inc.(1)	(B+, Ba3)	11/02/18	3.750	15,489,956
2,550	Explorer Holdings, Inc.(1)	(B, B1)	05/02/23	6.000	2,564,534
2,993	GCA Services Group, Inc.(1)	(B, B1)	03/01/23	5.750	3,019,148
3,191	MMM Holdings, Inc.(1)	(B-, B3)	12/12/17	9.750	2,648,607
4,469	Neff Rental LLC(1)	(B-, B3)	06/09/21	7.250	4,398,721
4,419	ON Assignment, Inc.(1)	(BB, Ba2)	06/03/22	3.750	4,434,256
4,362	RedTop Luxembourg Sarl(1),(2)	(CCC+, B3)	06/03/21	8.250	4,252,898
6,468	Sabre, Inc.(1)	(BB-, Ba2)	02/19/19	4.500	6,506,909

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Support - Services
$1,296	SGS Cayman LP(1)	(BB-, B2)	04/23/21	6.000	$1,294,171
1,975	Sprint Industrial Holdings LLC(1),(2)	(CCC+, Caa1)	05/14/19	7.000	1,510,534
2,000	Sprint Industrial Holdings LLC(1),(2)	(CC, Caa3)	11/14/19	11.250	1,430,000
5,567	Sutherland Global Services, Inc.(1)	(BB-, B2)	04/23/21	6.000	5,559,649
6,321	York Risk Services Holding Corp.(1)	(B-, B3)	10/01/21	4.750	5,637,537
					88,867,057
Tech Hardware & Equipment (2.6%)
12,379	Avaya, Inc.(1)	(CCC+, B2)	03/30/18	6.500	9,764,202
13,432	CommScope, Inc.(1)	(BB, Ba1)	12/29/22	3.750	13,518,419
17,101	Dell International LLC(1)	(BBB, Ba1)	04/29/20	4.000	17,127,574
11,914	Omnitracs, Inc.(1)	(B, B1)	11/25/20	4.750	11,604,617
4,750	Omnitracs, Inc.(1)	(CCC+, Caa1)	05/25/21	8.750	4,108,750
5,191	Riverbed Technology, Inc.(1)	(B, B1)	04/24/22	5.000	5,227,025
7,500	Western Digital Corp.(1)	(BBB-, Ba1)	04/29/23	6.250	7,593,000
					68,943,587
Telecom - Satellite (0.4%)
12,218	Intelsat Jackson Holdings S.A.(1)	(B-, B1)	06/30/19	3.750	11,611,591

Telecom - Wireless (0.3%)
8,861	SBA Senior Finance II LLC(1)	(BB, B1)	06/10/22	3.250	8,869,082

Telecom - Wireline Integrated & Services (3.0%)
7,502	AF Borrower LLC(1)	(B, B2)	01/28/22	6.250	7,513,925
4,862	Ciena Corp.(1)	(BB, Ba2)	04/25/21	4.250	4,904,356
5,003	Eircom Finco Sarl(1),(3)	(B, B2)	05/31/22	4.500	5,624,885
4,988	Equinix, Inc.(1),(4)	(BBB-, Ba2)	01/08/23	4.500	6,671,570
5,000	Gas Natural Fenosa Telecomunicaciones S.A.(1),(3)	(B, B2)	06/28/21	4.490	5,636,682
3,552	LTS Buyer LLC(1)	(CCC+, Caa1)	04/12/21	8.000	3,561,294
16,165	LTS Buyer LLC(1)	(B, B1)	04/13/20	4.000	16,205,072
2,574	NeuStar, Inc.(1)	(BB, Ba2)	01/22/18	4.496	2,561,130
9,614	XO Communications LLC(1)	(BB-, B2)	03/17/21	4.250	9,621,682
16,693	Zayo Group LLC(1)	(BB-, Ba2)	05/06/21	3.750	16,712,183
					79,012,779
Theaters & Entertainment (2.6%)
2,000	CKX, Inc.(1),(2),(5),(6)	(NR, NR)	06/21/17	11.000	830,000
15,205	EMI Music Publishing Ltd.(1)	(BB-, Ba3)	08/19/22	4.000	15,235,447
16,253	Live Nation Entertainment, Inc.(1)	(BB, Ba2)	08/16/20	3.500	16,352,260
13,434	Tech Finance & Co. S.C.A.(1)	(BB-, B1)	07/11/20	5.000	13,405,049
14,751	William Morris Endeavor Entertainment LLC(1)	(B, B1)	05/06/21	5.250	14,778,960
6,450	William Morris Endeavor Entertainment LLC(1)	(B-, Caa1)	05/06/22	8.250	6,466,125
					67,067,841
Transport Infrastructure/Services (0.8%)
11,099	Navios Partners Finance (U.S.), Inc.(1)	(B, B3)	06/27/18	5.250	10,072,741
4,685	OSG International, Inc.(1)	(BB-, B1)	08/05/19	5.750	4,667,256
5,220	PODS LLC(1)	(B, B2)	02/02/22	4.500	5,234,419
					19,974,416
TOTAL BANK LOANS (Cost $2,153,814,303)					2,107,670,040

CORPORATE BONDS (10.0%)
Advertising (0.2%)
575	Clear Channel Worldwide Holdings, Inc., Series A, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B+, B2)	11/15/22	6.500	575,000
1,400	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B+, B2)	11/15/22	6.500	1,456,000
2,425	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 104.50)(7)	(B, Ba3)	01/15/21	6.000	2,531,094
					4,562,094
Aerospace & Defense (0.1%)
1,750	Boeing Capital Corp., Senior Unsecured Notes	(A, A2)	08/15/16	2.125	1,751,132

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (0.1%)
$6,138	UCI International LLC, Global Company Guaranteed Notes (Callable 08/29/16 @ 102.16)(5)	(D, NR)	02/15/19	8.625	$1,350,360

Automakers (0.4%)
3,800	Daimler Finance North America LLC, Rule 144A, Company Guaranteed Notes(1),(7)	(A-, A3)	08/01/16	1.317	3,800,000
8,000	Daimler Finance North America LLC, Rule 144A, Company Guaranteed Notes(7),(8)	(A-, A3)	08/01/16	1.450	8,000,000
					11,800,000
Banking (0.6%)
2,368	Bank of America Corp., Global Senior Unsecured Notes	(BBB+, Baa1)	08/01/16	6.500	2,368,000
12,711	Macquarie Bank Ltd., Rule 144A, Senior Unsecured Notes(7)	(A, A2)	08/15/16	2.000	12,716,923
1,550	The Bank of Nova Scotia, Rule 144A, Secured Notes(7)	(NR, NR)	08/03/16	2.150	1,550,000
					16,634,923
Brokerage (0.5%)
6,500	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 102.91)(7)	(B+, B1)	02/15/18	7.750	6,467,500
1,800	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)(7)	(B, B1)	04/15/22	6.875	1,599,750
5,000	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/17 @ 105.63)(7)	(B, B1)	04/15/21	7.500	4,618,750
					12,686,000
Building & Construction (0.2%)
2,000	AV Homes, Inc., Global Company Guaranteed Notes (Callable 08/29/16 @ 106.38)	(B, Caa1)	07/01/19	8.500	2,050,000
2,000	U.S. Concrete, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/19 @ 104.78)(7)	(BB-, B3)	06/01/24	6.375	2,055,680
					4,105,680
Building Materials (0.5%)
9,000	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(7)	(B-, Caa2)	08/15/20	12.000	9,135,000
1,354	Headwaters, Inc., Global Company Guaranteed Notes (Callable 08/29/16 @ 103.63)	(B, B3)	01/15/19	7.250	1,401,390
3,000	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(7)	(CCC+, Caa1)	05/15/23	9.000	2,992,500
					13,528,890
Cable & Satellite TV (1.3%)
805	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)(7),(8)	(BB-, B1)	02/15/23	6.625	809,532
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(7)	(BB-, B1)	05/15/26	7.500	4,050,000
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)(7),(8)	(BB-, B1)	01/15/22	6.500	827,000
3,500	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(7)	(BB-, Ba3)	05/15/26	5.500	3,631,250
9,405	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/29/16 @ 103.63)(7)	(B, B1)	02/01/20	7.250	9,593,100
1,100	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 103.31)(7)	(BB-, Ba1)	10/15/25	6.625	1,188,000
1,200	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(7)	(B-, B2)	10/15/25	10.875	1,407,000
5,000	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(7)	(B+, B1)	05/01/26	7.375	5,000,000
9,000	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)(7)	(B+, B1)	05/15/22	6.000	8,808,750
					35,314,632
Chemicals (0.3%)
5,000	Axiall Corp., Global Company Guaranteed Notes (Callable 05/15/18 @ 102.44)	(BB-, Ba3)	05/15/23	4.875	5,159,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Chemicals
$2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 104.78)(7)	(B+, B1)	10/15/19	6.375	$2,036,260
					7,195,635
Consumer/Commercial/Lease Financing (0.2%)
6,645	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)(7)	(CCC+, Caa2)	08/01/22	7.250	5,880,825

Diversified Capital Goods (0.1%)
2,500	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	2,678,125

Energy - Exploration & Production (0.3%)
5,500	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)(8)	(B+, Caa1)	11/01/21	6.500	4,647,500
2,691	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)(8)	(B+, Caa1)	03/15/22	6.875	2,361,353
					7,008,853
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.(2),(9)	(NR, NR)	10/23/19	0.000	330

Gaming (0.0%)
1,108	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 08/29/16 @ 100.00)(7)	(B+, B3)	11/15/19	7.250	1,096,920

Gas Distribution (0.4%)
2,250	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	2,435,625
750	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	746,250
6,250	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 08/29/16 @ 103.25)	(BB, B1)	03/01/20	6.500	6,437,500
					9,619,375
Health Facilities (0.5%)
850	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	895,687
11,000	Tenet Healthcare Corp., Global Senior Secured Notes (Callable 08/29/16 @ 102.00)(1)	(BB-, Ba3)	06/15/20	4.153	10,972,500
					11,868,187
Investments & Misc. Financial Services (0.1%)
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 08/08/16 @ 107.78)(4),(7)	(B+, B2)	10/01/19	10.375	704,684
2,000	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 106.28)(4),(7)	(B+, B2)	08/01/20	8.375	2,701,870
					3,406,554
Media - Diversified (0.4%)
4,609	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	4,804,882
1,619	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/29/16 @ 103.94)	(B, B2)	07/15/21	7.875	1,679,713
4,021	The Walt Disney Co., Global Senior Unsecured Notes	(A, A2)	08/16/16	1.350	4,022,303
					10,506,898
Media Content (0.1%)
3,500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(7)	(B, B3)	06/15/24	7.625	3,762,500

Metals & Mining - Excluding Steel (0.2%)
775	Caterpillar Financial Services Corp., Series G, Senior Unsecured Notes	(A, A2)	08/01/16	2.050	775,000
2,100	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 08/29/16 @ 105.50)(5)	(NR, NR)	06/01/19	11.000	28,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel
$7,540	Taseko Mines Ltd., Company Guaranteed Notes (Callable 08/29/16 @ 101.94)	(CCC, Caa2)	04/15/19	7.750	$4,976,400
					5,780,275
Oil Field Equipment & Services (0.6%)
5,600	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)(8)	(CCC, Caa2)	05/01/22	6.250	2,128,000
4,518	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 103.63)(7)	(B-, Caa3)	12/01/17	7.250	1,728,135
5,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	3,858,750
10,333	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 08/29/16 @ 104.31)(7)	(B, B2)	11/01/18	8.625	8,408,479
					16,123,364
Oil Refining & Marketing (0.6%)
7,522	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	6,431,310
8,284	PBF Finance Corp., Global Senior Secured Notes (Callable 08/29/16 @ 104.13)	(BBB-, B1)	02/15/20	8.250	8,636,070
					15,067,380
Packaging (0.2%)
2,000	Innovia Group Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/30/16 @ 100.00)(1),(3),(7)	(B, B2)	03/31/20	4.737	2,247,594
2,225	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes(7),(8)	(BB-, B1)	08/15/23	5.875	2,396,047
					4,643,641
Real Estate Investment Trusts (0.5%)
1,000	iStar, Inc., Senior Unsecured Notes (Callable 07/01/18 @ 103.25)	(B+, B2)	07/01/21	6.500	996,250
1,375	iStar, Inc., Senior Unsecured Notes (Callable 08/01/17 @ 100.00)	(B+, B2)	11/01/17	4.000	1,369,844
8,293	iStar, Inc., Senior Unsecured Notes (Callable 08/29/16 @ 102.44)	(B+, B2)	07/01/18	4.875	8,241,168
1,875	iStar, Inc., Senior Unsecured Notes (Callable 08/29/16 @ 102.50)	(B+, B2)	07/01/19	5.000	1,856,250
					12,463,512
Recreation & Travel (0.2%)
4,000	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(7)	(B-, B3)	12/15/23	8.250	4,190,000
1,650	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(7)	(BB-, B3)	07/31/24	4.875	1,658,250
					5,848,250
Restaurants (0.2%)
3,273	Financiere Quick SAS, Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 100.00)(1),(3),(7)	(B-, B3)	04/15/19	4.455	3,055,874
1,403	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 08/29/16 @ 102.00)(1),(3),(7)	(CCC, Caa2)	10/15/19	7.205	1,150,977
375	Punch Taverns Finance PLC, Reg S, Rule 144A, Secured Notes(4),(7),(10)	(B+, Baa3)	10/15/26	7.274	529,521
					4,736,372
Software - Services (0.1%)
850	Infor Software Parent LLC, 7.125% Cash, 7.875% PIK, Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 103.56)(7),(11)	(CCC+, Caa2)	05/01/21	15.000	801,125
3,125	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)(7),(8)	(CCC, Caa2)	04/01/22	8.750	1,750,000
					2,551,125
Specialty Retail (0.3%)
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	1,000,000
7,000	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	7,140,700

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail
$700	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 08/08/16 @ 104.94)(3),(7)	(CCC+, Caa1)	04/15/19	9.875	$473,736
					8,614,436
Support - Services (0.0%)
1,000	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)(7)	(CCC, Caa3)	10/01/22	8.500	765,000

Tech Hardware & Equipment (0.3%)
3,500	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/17 @ 102.50)(7)	(B, B1)	06/15/21	5.000	3,640,000
3,000	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(7)	(CCC+, Caa1)	03/01/23	8.875	3,150,000
					6,790,000
Telecom - Wireless (0.4%)
2,000	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 04/15/19 @ 104.50)	(BB, Ba3)	04/15/24	6.000	2,139,380
8,000	Telesat LLC, Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 100.00)(7)	(B, B3)	05/15/17	6.000	8,000,000
					10,139,380
Telecom - Wireline Integrated & Services (0.1%)
2,200	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)(8)	(B, B2)	01/15/23	4.500	1,955,250
TOTAL CORPORATE BONDS (Cost $276,663,304)					260,235,898

ASSET BACKED SECURITIES (3.2%)
Collateralized Debt Obligations (3.2%)
3,400	ACAS CLO Ltd., 2012-1A, Rule 144A(1),(7)	(BB-, NR)	09/20/23	6.647	3,359,431
3,000	ALM VII Ltd., 2012-7A, Rule 144A(1),(7)	(BB, NR)	10/19/24	5.688	2,835,045
2,250	Atlas Senior Loan Fund V Ltd., 2014-1A, Rule 144A(1),(7)	(BB-, NR)	07/16/26	5.333	1,826,624
3,000	Benefit Street Partners CLO Ltd., 2012-IA, Rule 144A(1),(7)	(BB, NR)	10/15/25	7.180	2,983,533
2,750	Black Diamond CLO Ltd., 2012-1A, Rule 144A(1),(7)	(BB, NR)	02/01/23	6.637	2,693,378
2,500	BlueMountain CLO Ltd., 2013-2A, Rule 144A(1),(7)	(BB, NR)	01/22/25	5.752	2,341,368
2,000	BlueMountain CLO Ltd., 2014-3A, Rule 144A(1),(7)	(B, NR)	10/15/26	6.330	1,478,925
2,000	Carlyle Global Market Strategies CLO Ltd., 2012-3A, Rule 144A(1),(7)	(BB, NR)	10/04/24	6.173	1,946,690
2,000	Carlyle Global Market Strategies CLO Ltd., 2013-3A, Rule 144A(1),(7)	(BB, NR)	07/15/25	5.280	1,814,036
2,000	Catamaran CLO Ltd., 2014-1A, Rule 144A(1),(7)	(BB, NR)	04/20/26	5.196	1,640,472
5,000	Cent CLO Ltd., 2014-21X, Reg S(1),(10)	(BB, NR)	07/27/26	5.734	4,045,875
2,000	Cent CLO, 2014-16X, Reg S(1),(10)	(BB, NR)	08/01/24	6.627	1,948,320
1,000	CIFC Funding Ltd., 2012-3A, Rule 144A(1),(7)	(BB-, NR)	01/29/25	6.752	991,748
2,250	CIFC Funding Ltd., 2012-3A, Rule 144A(1),(7)	(B, NR)	01/29/25	7.652	1,859,470
1,500	CIFC Funding Ltd., 2013-3A, Rule 144A(1),(7)	(BB, NR)	10/24/25	5.465	1,363,203
1,175	CIFC Funding Ltd., 2014-3A, Rule 144A(1),(7)	(NR, Baa3)	07/22/26	4.102	1,098,969
2,000	Dryden Senior Loan Fund, 2012-24RA, Rule 144A(1),(7)	(BB, NR)	11/15/23	6.568	1,966,510
1,500	Dryden Senior Loan Fund, 2012-24RA, Rule 144A(1),(7)	(B, NR)	11/15/23	8.518	1,295,083
1,000	Eaton Vance CLO Ltd., 2014-1A, Rule 144A(1),(7)	(NR, Ba3)	07/15/26	5.710	843,445
1,500	Galaxy XV CLO Ltd., 2013-15A, Rule 144A(1),(7)	(BBB, NR)	04/15/25	4.080	1,440,056
1,500	Galaxy XXI CLO Ltd., 2015-21A, Rule 144A(1),(7)	(NR, Ba3)	01/20/28	6.296	1,357,916
3,000	Greywolf CLO III Ltd., 2014-1A, Rule 144A(1),(7)	(BB, NR)	04/22/26	5.802	2,670,993
1,419	Halcyon Loan Advisors Funding Ltd., 2012-1A, Rule 144A(1),(7)	(BB, NR)	08/15/23	6.126	1,193,672
3,000	Highbridge Loan Management Ltd., 2012-1A, Rule 144A(1),(7)	(B, NR)	09/20/22	7.397	2,657,894
3,000	Highbridge Loan Management Ltd., 2012-1AR, Rule 144A(1),(7)	(BB, NR)	09/20/22	6.397	2,956,586
1,140	Jamestown CLO I Ltd., 2012-1X, Reg S(1),(10)	(BB, NR)	11/05/24	6.133	1,071,903
2,500	KKR CLO Ltd., 2014-14D, Rule 144A(1),(7)	(NR, Ba3)	07/15/28	7.273	2,232,310
2,300	KVK CLO Ltd., 2013-1A, Rule 144A(1),(7)	(BB, NR)	04/14/25	6.173	2,148,492
1,750	Neuberger Berman CLO XII Ltd., 2012-12AR, Rule 144A(1),(7)	(BB, NR)	07/25/23	6.965	1,739,625
1,000	Ocean Trails CLO II, 2007-2X, Reg S(1),(10)	(BBB+, Ba1)	06/27/22	3.019	843,217
3,000	Ocean Trails CLO V, 2014-5A, Rule 144A(1),(7)	(BBB, NR)	10/13/26	4.629	2,836,350
1,750	OCP CLO Ltd., 2014-6A, Rule 144A(1),(7)	(B, NR)	07/17/26	6.279	1,017,255
3,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A(1),(7)	(BB-, NR)	01/15/24	5.930	2,808,732
4,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A(1),(7)	(B, NR)	01/15/24	7.180	2,858,601
2,000	Octagon Investment Partners XXI Ltd., 2014-1A, Rule 144A(1),(7)	(NR, Ba3)	11/14/26	7.226	1,916,198
2,500	Saratoga Investment Corp. CLO Ltd., 2013-1A, Rule 144A(1),(7)	(BBB, NR)	10/20/23	4.196	2,387,232

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,500	Shackleton V CLO Ltd., 2014-5A, Rule 144A(1),(7)	(BB-, NR)	05/07/26	4.982	$2,016,643
1,400	Stewart Park CLO Ltd., 2015-1A, Rule 144A(2),(7),(9)	(NR, NR)	04/15/26	0.000	1,347,049
1,666	Venture XII CLO Ltd., 2012-12A, Rule 144A(1),(7)	(BB, NR)	02/28/24	5.974	1,577,169
3,000	Vibrant CLO Ltd., 2012-1A, Rule 144A(1),(7)	(BB, NR)	07/17/24	6.979	2,964,477
750	Voya CLO Ltd., 2014-3A, Rule 144A(1),(7)	(NR, Ba3)	07/25/26	5.715	640,810
2,250	WhiteHorse VII Ltd., 2013-1A, Rule 144A(1),(7)	(BB-, NR)	11/24/25	5.461	1,990,870
TOTAL ASSET BACKED SECURITIES (Cost $87,391,884)					83,006,175

Number of Shares

COMMON STOCKS (0.0%)
Chemicals (0.0%)
9,785	Huntsman Corp.(2)	151,276
Gaming (0.0%)
10,150	Majestic Holdco LLC(2),(12)	2,411
Metals & Mining (0.0%)
8	White Forest Resources, Inc.(2)	—
Printing & Publishing (0.0%)
708	F & W Media, Inc.(2)	35,385
TOTAL COMMON STOCKS (Cost $153,144)		189,072

SHORT-TERM INVESTMENTS (5.5%)
13,557,558	State Street Navigator Prime Portfolio, 0.48%(13)	13,557,558

Par (000)		Maturity	Rate%

$129,465	State Street Bank and Trust Co. Euro Time Deposit	08/01/16	0.010	129,465,105
TOTAL SHORT-TERM INVESTMENTS (Cost $143,022,663)				143,022,663
TOTAL INVESTMENTS AT VALUE (99.5%) (Cost $2,661,045,298)				2,594,123,848
OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)				12,868,010
NET ASSETS (100.0%)				$2,606,991,858

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation — The interest rate shown is the rate as of July 31, 2016.
(2)	Illiquid security (unaudited).
(3)	This security is denominated in Euro.
(4)	This security is denominated in British Pound.
(5)	Bond is currently in default.
(6)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(7)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities amounted to a value of $226,006,486 or 8.7% of net assets.

(8)	Security or portion thereof is out on loan.
(9)	Zero-coupon security.
(10)

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(12)	Non-income producing security.
(13)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2016.

INVESTMENT ABBREVIATION
NR = Not Rated

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
GBP	1,170,000	USD	1,699,530	10/14/16	Morgan Stanley	$1,699,530	$1,555,382	$(144,148)
USD	55,046,669	EUR	48,218,250	10/14/16	Morgan Stanley	(55,046,669)	(54,087,236)	959,433
USD	31,183,247	GBP	22,124,250	10/14/16	Morgan Stanley	(31,183,247)	(29,411,688)	1,771,559
								$2,586,844

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Bank Loans	$—	$1,793,322,475	$314,347,565		$2,107,670,040
Corporate Bonds	—	260,235,898	—		260,235,898
Asset Backed Securities	—	83,006,175	—		83,006,175
Common Stocks	151,276	37,796	0	(1)	189,072	(1)
Short-term Investments	—	143,022,663	—		143,022,663
	$151,276	$2,279,625,007	$314,347,565		$2,594,123,848
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,730,992	$—		$2,730,992

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$144,148	$—	$144,148

(1)   Includes a zero valued security.

     *   Other financial instruments include unrealized appreciation/(depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2016 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Common Stocks		Total
Balance as of October 31, 2015	$213,328,562	$400	$—		$213,328,962
Accrued discounts (premiums)	1,178,655	—	—		1,178,655
Purchases	134,485,259	—	59,978		134,545,237
Sales	(80,872,498)	(125)	—		(80,872,623)
Realized gain (loss)	100,548	(99,875)	—		673
Change in unrealized appreciation (depreciation)	(831,895)	99,930	(59,978)		(791,943)
Transfers into Level 3	156,728,904	—	—		156,728,904
Transfers out of Level 3	(109,769,970)	(330)	—		(109,770,300)
Balance as of July 31, 2016	$314,347,565	$—	$0	(1)	$314,347,565
Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2016	$1,057,052	—	—		1,057,052

(1)             Includes a zero valued security.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Range (Weighted Average)
Asset Class	at 07/31/2016	Techniques	Input	(per share)
Bank Loans	$314,347,565	Vendor Pricing	Single Broker Quote	$0.42 – $1.34 $(0.94)
Common Stock	$0	Market Approach	Discount For Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Management LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2016, there were no transfers between Level 1 and Level 2, but there was $156,728,904 transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $109,770,300 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

July 31, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (41.7%)
Advertising (0.7%)
$500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 104.50)(1)	(B, Ba3)	01/15/21	6.000	$521,875

Auto Parts & Equipment (0.9%)
500	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)(1)	(CCC+, Caa2)	06/01/21	8.625	380,625
1,049	UCI International LLC, Global Company Guaranteed Notes (Callable 08/29/16 @ 102.16)(2)	(D, NR)	02/15/19	8.625	230,780
					611,405
Brokerage (1.3%)
925	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 102.91)(1)	(B+, B1)	02/15/18	7.750	920,375

Building & Construction (1.2%)
500	AV Homes, Inc., Global Company Guaranteed Notes (Callable 08/29/16 @ 106.38)	(B, Caa1)	07/01/19	8.500	512,500
325	U.S. Concrete, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/19 @ 104.78)(1)	(BB-, B3)	06/01/24	6.375	334,048
					846,548
Building Materials (2.2%)
1,000	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(1)	(B-, Caa2)	08/15/20	12.000	1,015,000
500	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)(1)	(BB-, B3)	01/15/23	8.250	550,000
					1,565,000
Cable & Satellite TV (4.7%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	810,000
400	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(1)	(BB-, Ba3)	05/15/26	5.500	415,000
450	Cable One, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/18 @ 102.88)(1)	(BB, B1)	06/15/22	5.750	471,375
250	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 104.69)(1)	(B, B3)	08/01/21	6.250	261,875
300	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba1)	10/15/25	6.625	324,000
300	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	351,750
475	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	475,000
200	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	201,750
					3,310,750
Chemicals (2.9%)
500	Axiall Corp., Global Company Guaranteed Notes (Callable 05/15/18 @ 102.44)	(BB-, Ba3)	05/15/23	4.875	515,938
525	Blue Cube Spinco, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB, Ba1)	10/15/23	9.750	602,437
250	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(B-, B2)	11/15/22	6.750	263,595
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 100.00)(1),(2),(3),(4)	(NR, NR)	05/08/17	9.000	2,091
850	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 08/29/16 @ 103.19)	(B, Caa1)	08/15/20	6.375	692,750
					2,076,811
Consumer/Commercial/Lease Financing (1.6%)
700	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	619,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Consumer/Commercial/Lease Financing
$500	National Financial Partners Corp., Rule 144A, Senior Unsecured Notes (Callable 08/29/16 @ 106.75)(1)	(CCC+, Caa2)	07/15/21	9.000	$505,000
					1,124,500
Diversified Capital Goods (0.5%)
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	350,000

Energy - Exploration & Production (1.4%)
1,050	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(CC, Ca)	04/15/21	6.750	467,250
500	Det Norske Oljeselskap ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)(1)	(NR, NR)	05/27/22	10.250	555,000
					1,022,250
Gaming (1.2%)
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)(1),(5)	(B, B2)	02/15/21	8.250	887,298

Gas Distribution (2.1%)
1,000	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	995,000
500	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 08/29/16 @ 103.25)	(BB, B1)	03/01/20	6.500	515,000
					1,510,000
Health Facilities (1.3%)
250	Care Capital Properties LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/26 @ 100.00)(1)	(BBB-, Baa3)	08/15/26	5.125	253,619
250	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 106.56)(1)	(B-, B3)	08/01/19	8.750	242,500
400	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	421,500
					917,619
Investments & Misc. Financial Services (1.0%)
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 08/08/16 @ 107.78)(1),(6)	(B+, B2)	10/01/19	10.375	704,684

Media - Diversified (1.0%)
715	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	745,387

Media Content (0.8%)
500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	537,500

Metals & Mining - Excluding Steel (2.6%)
254	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 103.50)(1)	(CCC+, Caa3)	04/01/21	7.000	44,450
164	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes(1)	(B, Caa1)	10/01/18	10.000	82,820
2,975	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 08/29/16 @ 105.50)(2)	(NR, NR)	06/01/19	11.000	40,906
2,500	Taseko Mines Ltd., Company Guaranteed Notes (Callable 08/29/16 @ 101.94)	(CCC, Caa2)	04/15/19	7.750	1,650,000
					1,818,176
Oil Field Equipment & Services (3.0%)
500	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC, Caa2)	05/01/22	6.250	190,000
480	Harkand Finance, Inc., 7.800% Cash, 0.600% PIK, Reg S, Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 104.50)(1),(2),(7),(8)	(NR, NR)	03/28/19	8.400	189,735
800	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 103.63)(1)	(B-, Caa3)	12/01/17	7.250	306,000
800	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	588,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Oil Field Equipment & Services
$500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 08/29/16 @ 104.31)(1)	(B, B2)	11/01/18	8.625	406,875
214	Sidewinder Drilling, Inc.(3),(4)	(NR, NR)	11/15/19	9.750	$107,041
88	Sidewinder Drilling, Inc.(3),(4)	(NR, NR)	11/15/19	12.000	79,504
325	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)	(BB-, Caa1)	10/15/22	5.050	234,000
					2,101,155
Oil Refining & Marketing (1.5%)
400	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	342,000
500	PBF Finance Corp., Global Senior Secured Notes (Callable 08/29/16 @ 104.13)	(BBB-, B1)	02/15/20	8.250	521,250
250	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B, B3)	04/01/21	6.250	233,750
					1,097,000
Real Estate Investment Trusts (0.7%)
500	iStar, Inc., Senior Unsecured Notes (Callable 08/29/16 @ 102.44)	(B+, B2)	07/01/18	4.875	496,875

Recreation & Travel (1.4%)
500	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(1)	(B-, B3)	12/15/23	8.250	523,750
400	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B3)	07/31/24	4.875	402,000
100	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 103.94)(1)	(BB-, B3)	01/15/21	5.250	103,025
					1,028,775
Restaurants (1.1%)
935	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 08/29/16 @ 102.00)(1),(5),(9)	(CCC, Caa2)	10/15/19	7.205	767,318

Software - Services (1.3%)
250	Infor Software Parent LLC, 7.125% Cash, 7.875% PIK, Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 103.56)(1),(8)	(CCC+, Caa2)	05/01/21	15.000	235,625
300	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B, B2)	01/15/23	4.500	266,625
500	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)(1)	(CCC, Caa2)	04/01/22	8.750	280,000
300	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 08/29/16 @ 102.28)	(CCC+, Caa2)	01/15/19	9.125	151,125
					933,375
Steel Producers/Products (0.4%)
300	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa2)	06/15/23	9.875	315,750

Support - Services (1.7%)
600	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.78)(1)	(B+, B1)	04/01/24	6.375	613,500
200	The GEO Group, Inc., Global Company Guaranteed Notes (Callable 04/15/21 @ 103.00)	(B+, Ba3)	04/15/26	6.000	205,750
500	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)(1)	(CCC, Caa3)	10/01/22	8.500	382,500
					1,201,750
Tech Hardware & Equipment (1.7%)
500	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 102.25)(1)	(CCC+, B2)	04/01/19	9.000	382,500
500	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(1)	(CCC+, Caa1)	03/01/23	8.875	525,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Tech Hardware & Equipment
$250	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Ba1)	04/01/23	7.375	$272,812
					1,180,312
Telecom - Satellite (0.5%)
330	Telesat LLC, Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 100.00)(1)	(B, B3)	05/15/17	6.000	330,000

Telecom - Wireless (1.0%)
750	Sprint Corp., Global Company Guaranteed Notes	(B, Caa1)	09/15/23	7.875	688,598
TOTAL CORPORATE BONDS (Cost $34,653,320)					29,611,086

BANK LOANS (44.7%)
Aerospace & Defense (0.6%)
101	Aveos Fleet Performance, Inc.(2),(3),(4),(9)	(CCC+, B3)	03/12/17	12.750	8,068
495	Sequa Corp.(9)	(CCC+, Caa1)	06/19/17	5.250	400,846
					408,914
Cable & Satellite TV (1.4%)
997	WideOpenWest Finance LLC(9)	(B, Ba3)	04/01/19	4.500	999,784

Chemicals (2.4%)
728	Colouroz Investment 2 LLC(9)	(B-, Caa1)	09/06/22	8.250	686,000
1,000	Minerals Technologies, Inc.(9)	(BB+, Ba2)	05/09/21	4.750	1,007,500
					1,693,500
Diversified Capital Goods (0.9%)
675	Douglas Dynamics Holdings, Inc.(9)	(BB-, B2)	12/31/21	5.250	676,688

Electronics (3.3%)
1,169	Avago Technologies Cayman Ltd.(9)	(BBB, Ba1)	02/01/23	4.250	1,171,223
462	Microsemi Corp.(9)	(BB, Ba2)	01/15/23	3.750	465,838
702	MKS Instruments, Inc.(9)	(BB, Ba2)	05/01/23	4.250	707,626
					2,344,687
Forestry & Paper (0.7%)
500	Prolampac Intermediate, Inc.(9)	(B, B3)	08/18/22	5.750	501,253

Gaming (1.0%)
729	ROC Finance LLC(9)	(B+, B2)	06/20/19	5.000	709,547

Health Facilities (1.6%)
726	Drumm Investors LLC(9)	(B, Caa1)	05/04/18	9.500	713,854
448	Premier Dental Services, Inc.(9)	(CCC+, Caa1)	11/01/18	7.500	440,954
					1,154,808
Health Services (2.8%)
314	MMM Holdings, Inc.(9)	(B-, Caa1)	12/12/17	9.750	260,618
228	MSO of Puerto Rico, Inc.(9)	(B-, B3)	12/12/17	9.750	189,468
932	Onex Carestream Finance LP(9)	(B+, B1)	06/07/19	5.000	911,945
926	Valitas Health Services, Inc.(4),(9)	(CCC, Caa2)	06/02/17	8.000	611,350
					1,973,381
Insurance Brokerage (1.4%)
594	Acrisure LLC(9)	(B, B2)	05/19/22	6.500	596,974
390	Alliant Holdings I, Inc.(9)	(B, B2)	08/12/22	5.000	390,963
					987,937
Investments & Misc. Financial Services (3.7%)
450	Liquidnet Holdings, Inc.(9)	(B, B2)	05/22/19	7.750	446,625
1,000	Mergermarket U.S.A., Inc.(4),(9)	(CCC+, Caa2)	02/04/22	7.500	940,000
750	NorthStar Asset Management Group, Inc.(9)	(BBB-, Ba2)	01/29/23	4.625	748,909
579	Walter Investment Management Corp.(9)	(B+, B3)	12/19/20	4.750	480,957
					2,616,491

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Machinery (2.8%)
$743	CPM Holdings, Inc.(9)	(B+, B1)	04/11/22	6.000	$743,896
408	Winoa S.A.(5),(9)	(NR, NR)	01/30/19	3.668	446,959
785	WTG Holdings III Corp.(9)	(B-, Caa1)	01/15/22	8.500	779,113
					1,969,968
Managed Care (0.4%)
258	Sedgwick Claims Management Services, Inc.(9)	(B, B1)	03/01/21	5.250	260,017

Media Content (1.3%)
1,000	DLG Acquisitions Ltd.(5),(9)	(B-, Caa2)	06/30/22	8.250	940,728

Metals & Mining - Excluding Steel (0.3%)
495	Noranda Aluminum Acquisition Corp.(2),(9)	(NR, NR)	02/28/19	5.750	247,429

Oil Field Equipment & Services (0.8%)
1,000	Shelf Drilling Holdings Ltd.(9)	(CCC+, B3)	10/08/18	10.000	540,000

Oil Refining & Marketing (1.3%)
977	Philadelphia Energy Solutions LLC(9)	(BB-, B1)	04/04/18	6.250	914,972

Packaging (0.6%)
419	Hilex Poly Co. LLC(9)	(B, B1)	12/05/21	6.000	423,545

Pharmaceuticals (1.0%)
703	Alvogen Pharma U.S., Inc.(9)	(B, B3)	04/02/22	6.000	704,858

Software - Services (8.5%)
990	Aptos, Inc.(4),(9)	(B, B3)	06/23/22	6.000	983,813
990	Epicor Software Corp.(9)	(B, B2)	06/01/22	4.750	983,070
1,000	Flexera Software LLC(9)	(CCC+, Caa1)	04/02/21	8.000	978,750
1,000	Landslide Holdings, Inc.(9)	(CCC+, Caa1)	02/25/21	8.250	995,000
739	MA FinanceCo. LLC(9)	(BB-, B1)	11/19/21	5.250	741,804
820	MRI Software LLC(4),(9)	(CCC+, Caa2)	06/23/22	9.000	795,400
747	Pinnacle Holdco Sarl(9)	(B, B3)	07/30/19	4.750	582,567
					6,060,404
Steel Producers/Products (0.5%)
353	Zekelman Industries, Inc.(9)	(BB-, B2)	06/14/21	6.000	355,502

Support - Services (2.0%)
750	Explorer Holdings, Inc.(9)	(B, B1)	05/02/23	6.000	754,372
710	Long Term Care Group, Inc.(4),(9)	(B, B3)	06/06/20	6.000	670,613
					1,424,985
Tech Hardware & Equipment (2.5%)
479	Avaya, Inc.(9)	(CCC+, B2)	03/30/18	6.500	377,451
1,000	Omnitracs, Inc.(9)	(CCC+, Caa1)	05/25/21	8.750	865,000
500	Western Digital Corp.(9)	(BBB-, Ba1)	04/29/23	6.250	506,200
					1,748,651
Telecom - Wireline Integrated & Services (1.1%)
790	AF Borrower LLC(9)	(B, B2)	01/28/22	6.250	791,236

Theaters & Entertainment (1.8%)
500	William Morris Endeavor Entertainment LLC(9)	(B, B1)	05/06/21	5.250	500,938
800	William Morris Endeavor Entertainment LLC(9)	(B-, Caa1)	05/06/22	8.250	802,000
					1,302,938
TOTAL BANK LOANS (Cost $34,050,385)					31,752,223

ASSET BACKED SECURITIES (10.2%)
Collateralized Debt Obligations (10.2%)
750	CIFC Funding Ltd., 2012-3A, Rule 144A(1),(9)	(B, NR)	01/29/25	7.538	619,823
750	Eaton Vance CLO Ltd., 2014-1A, Rule 144A(1),(9)	(NR, Ba3)	07/15/26	5.710	632,584
500	Galaxy XXI CLO Ltd., 2015-21A, Rule 144A(1),(9)	(NR, Ba3)	01/20/28	6.296	452,639
400	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A(1),(9)	(BB, NR)	12/20/24	6.047	332,021
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(4),(10)	(NR, NR)	07/25/27	0.000	337,888
500	Highbridge Loan Management Ltd., 2012-1A, Rule 144A(1),(9)	(B, NR)	09/20/22	7.397	442,982

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$500	JFIN CLO Ltd., 2013-1A, Rule 144A(1),(9)	(BB, NR)	01/20/25	5.446	$348,665
1,000	Ocean Trails CLO IV, 2013-4A, Rule 144A(1),(9)	(B, NR)	08/13/25	6.527	739,848
1,000	OCP CLO Ltd., 2014-6A, Rule 144A(1),(9)	(B, NR)	07/17/26	6.279	581,288
400	Stewart Park CLO Ltd., 2015-1A, Rule 144A(1),(4),(10)	(NR, NR)	04/15/26	0.000	384,871
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A(1),(9)	(NR, Ba2)	07/15/26	5.680	1,102,874
750	Vibrant CLO Ltd., 2012-1A, Rule 144A(1),(9)	(BB, NR)	07/17/24	6.979	741,119
800	WhiteHorse IX Ltd., 2014-9A, Rule 144A(1),(9)	(NR, Ba3)	07/17/26	5.329	521,265
TOTAL ASSET BACKED SECURITIES (Cost $8,529,511)					7,237,867

Number of Shares
COMMON STOCKS (0.6%)
Building & Construction (0.0%)
2	White Forest Resources, Inc.(3),(4),(11)				—

Building Materials (0.1%)
935	Euramax International, Inc.(11)				65,450

Consumer Products (0.5%)
2,027	Natural Products Group(4),(11)				336,499
TOTAL COMMON STOCKS (Cost $387,777)					401,949

MUTUAL FUNDS (0.1%)
Commingled Funds (0.1%)
4,623	BlackRock Floating Rate Income Strategies Fund, Inc.				62,595
2,300	Eaton Vance Floating-Rate Income Trust				31,970
TOTAL MUTUAL FUNDS (Cost $101,102)					94,565

Par (000)			Maturity	Rate%
SHORT-TERM INVESTMENTS (2.3%)
$1,621	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,620,588)		08/01/16	0.010	1,620,588

TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $79,342,683)					70,718,278
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)					297,030

NET ASSETS (100.0%)					$71,015,308

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities amounted to a value of $25,957,424 or 36.6% of net assets.

(2)	Bond is currently in default.
(3)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(4)	Illiquid security (unaudited).
(5)	This security is denominated in Euro.
(6)	This security is denominated in British Pound.
(7)

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(9)	Variable rate obligation — The interest rate shown is the rate as of July 31, 2016.
(10)	Zero-coupon security.
(11)	Non-income producing security.

INVESTMENT ABBREVIATION

NR = Not Rated

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	224,000	USD	254,547	10/14/16	Morgan Stanley	$254,547	$251,265	$(3,282)
GBP	21,000	USD	27,982	10/14/16	Morgan Stanley	27,982	27,917	(65)
USD	3,424,206	EUR	2,996,750	10/14/16	Morgan Stanley	(3,424,206)	(3,361,505)	62,701
USD	813,778	GBP	577,250	10/14/16	Morgan Stanley	(813,778)	(767,389)	46,389
								$105,743

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$29,422,450	$188,636		$29,611,086
Bank Loans	—	20,760,344	10,991,879		31,752,223
Asset Backed Securities	—	7,237,867	—		7,237,867
Common Stocks	65,450	336,499	0	(1)	401,949	(1)
Mutual Funds	94,565	—	—		94,565
Short-term Investments	—	1,620,588	—		1,620,588
	$160,015	$59,377,748	$11,180,515		$70,718,278
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$109,090	$—		$109,090

Liabilities	Level 1	Level 2	Level 3	Total

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$3,347	$—	$3,347

(1)   Includes a zero valued security.

     *   Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2016 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Total
Balance as of October 31, 2015	$21,954	$13,384,774	$74,800	$13,481,528
Accrued discounts (premiums)	(1,991)	36,693	—	34,702
Purchases	342,635	698,823	(59,807)	981,651
Sales	—	(6,113,186)	—	(6,113,186)
Realized gain (loss)	—	(123,300)	—	(123,300)
Change in unrealized appreciation (depreciation)	(173,962)	16,995	(14,993)	(171,960)
Transfers into Level 3	—	5,439,636	—	5,439,636
Transfers out of Level 3	—	(2,348,556)	—	(2,348,556)
Balance as of July 31, 2016	$188,636	$10,991,879	$0 (1)	$11,180,515

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2016	$(173,962)	$94,899	$—	$(79,063)

(1)        Includes a zero valued security.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Range (Weighted Average)
Asset Class	at 07/31/2016	Techniques	Input	(per share)
Corporate Bonds	$2,091	Income Approach	Expected Remaining Distribution	NA
	$186,545	Market Approach	Discount For Illiquidity	$0.50 – $0.90 ($0.62)
Bank Loans	$10,983,811	Vendor Pricing	Single Broker Quote	$0.50 – $1.01 ($0.92)
	$8,068	Income Approach	Expected Remaining Distribution	NA
Common Stock	$0	Market Approach	Discount For Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Management LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2016, there were no transfers between Level 1 and Level 2, but there was $5,439,636 transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $2,348,556 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

July 31, 2016 (unaudited)

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENT (84.5%)
$124,732	State Street Bank and Trust Co. Euro Time Deposit (Cost $124,731,654)	08/01/16	0.010	$124,731,654
TOTAL INVESTMENTS AT VALUE (84.5%) (Cost $124,731,654)				124,731,654
OTHER ASSETS IN EXCESS OF LIABILITIES (15.5%)				22,941,269
NET ASSETS (100.0%)				$147,672,923

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2016	252	$19,129,320	$472,031
JPY Currency Futures	USD	Sep 2016	184	22,584,850	1,015,537
					$1,487,568
Index Contracts
Hang Seng Index Futures	HKD	Aug 2016	101	14,170,027	$(137,753)
FTSE 100 Index Futures	GBP	Sep 2016	163	14,448,958	1,029,603
S&P 500 E Mini Index Futures	USD	Sep 2016	129	13,984,890	588,634
					$1,480,484
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Sep 2016	222	33,094,755	$188,060
10YR U.S. Treasury Note Futures	USD	Sep 2016	266	35,390,469	778,059
German EURO Bund Futures	EUR	Sep 2016	121	22,706,088	486,652
Long Gilt Futures	GBP	Sep 2016	148	25,731,629	1,655,796
					$3,108,567
Contracts to Sell
Foreign Exchange Contracts
CAD Currency Futures	USD	Sep 2016	(25)	(1,917,125)	$(445)
EUR Currency Futures	USD	Sep 2016	(204)	(28,563,825)	(106,851)
GBP Currency Futures	USD	Sep 2016	(167)	(13,826,556)	172,070
					$64,774
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Sep 2016	(8)	(266,859)	$(14,730)
Nikkei 225 Index Futures OSE	JPY	Sep 2016	(18)	(2,917,305)	(162,994)
					$(177,724)
Net unrealized appreciation (depreciation)					$5,963,669

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$12,005,183	08/16/16	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	$(23,167)
USD	11,507,860	08/16/16	Goldman Sachs	Bloomberg Precious Metals Index	Fixed Rate	171,453
USD	8,431,808	08/16/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	(363,555)
USD	1,250,765	08/16/16	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	(3,049)
USD	1,386,042	08/16/16	Goldman Sachs	Fixed Rate	Bloomberg Energy Index	(22,650)
USD	865,357	08/16/16	Goldman Sachs	Fixed Rate	Bloomberg Energy Index	(6,269)
						$(247,237)

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-term Investment	$—	$124,731,654	$—	$124,731,654
	$—	$124,731,654	$—	$124,731,654
Other Financial Instruments*
Futures Contracts	$6,386,442	$—	$—	$6,386,442
Swap Contracts	—	171,453	—	171,453

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$422,773	$—	$—	$422,773
Swap Contracts	—	418,690	—	418,690

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended July 31, 2016, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Emerging Markets Equity Fund

Schedule of Investments

July 31, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (95.5%)
BRAZIL (6.7%)
Commercial Banks (1.3%)
Banco do Brasil S.A.	50,500	$328,865

Electric Utilities (1.3%)
Transmissora Alianca de Energia Eletrica S.A.	40,100	321,306

Food Products (1.3%)
Marfrig Global Foods S.A. (1)	191,700	336,857

Household Durables (1.4%)
Cyrela Brazil Realty S.A.	42,900	148,778
MRV Engenharia e Participacoes S.A.	50,200	210,435
		359,213
Insurance (1.4%)
Porto Seguro S.A.	39,000	339,036
		1,685,277
CHILE (1.5%)
Commercial Banks (0.6%)
Banco de Credito e Inversiones	3,400	153,487

Electric Utilities (0.9%)
Enersis Americas S.A., ADR	25,500	221,340
		374,827
CHINA (18.1%)
Biotechnology (0.9%)
China Biologic Products, Inc. (1)	1,900	226,822

Building Products (0.6%)
China Lesso Group Holdings Ltd.	241,000	136,707

Commercial Banks (7.0%)
Agricultural Bank of China Ltd., Series H	943,400	347,438
Bank of China Ltd., Series H	1,740,700	718,506
China CITIC Bank Corp. Ltd., Series H	694,600	440,195
Chongqing Rural Commercial Bank Co. Ltd., Series H	476,400	250,660
		1,756,799
Construction & Engineering (1.2%)
Sinopec Engineering Group Co. Ltd., Series H	336,900	294,643

Diversified Consumer Services (0.8%)
TAL Education Group, ADR (1)	3,400	204,714

Independent Power Producers & Energy Traders (0.4%)
Huaneng Power International, Inc., Series H	161,450	99,442

Insurance (0.7%)
PICC Property & Casualty Co. Ltd., Series H	104,500	162,796

Internet Software & Services (4.9%)
NetEase, Inc., ADR	800	163,416
Tencent Holdings Ltd.	44,100	1,064,940
		1,228,356
Metals & Mining (0.6%)
China Hongqiao Group Ltd.	240,400	160,789

Pharmaceuticals (1.0%)
China Medical System Holdings Ltd.	82,000	120,771
Humanwell Healthcare Group Co. Ltd., Series A	47,200	140,288
		261,059
		4,532,127
HONG KONG (8.6%)
Auto Components (1.0%)
Xinyi Glass Holdings Ltd. (1)	327,700	250,752

Food Products (2.0%)
WH Group Ltd.	617,600	487,624

	Number of Shares	Value

COMMON STOCKS (continued)
HONG KONG(continued)
Household Durables (1.3%)
Haier Electronics Group Co. Ltd.	197,700	$332,041

Industrial Conglomerates (1.2%)
Jardine Strategic Holdings Ltd.	9,400	288,157

Real Estate Management & Development (0.8%)
Kerry Properties Ltd.	74,500	204,268

Wireless Telecommunication Services (2.3%)
China Mobile Ltd.	47,400	586,862
		2,149,704
INDIA (4.6%)
Automobiles (2.6%)
Hero MotoCorp Ltd.	8,900	425,170
Tata Motors Ltd., ADR	5,900	223,197
		648,367
Pharmaceuticals (0.6%)
Aurobindo Pharma Ltd.	13,000	153,803

Thrifts & Mortgage Finance (1.4%)
Indiabulls Housing Finance Ltd., GDR	30,500	348,920
		1,151,090
INDONESIA (0.6%)
Gas Utilities (0.6%)
PT Perusahaan Gas Negara Persero Tbk	545,700	137,066

LUXEMBOURG (1.3%)
Metals & Mining (1.3%)
Ternium S.A., ADR	14,400	312,624

MALAYSIA (1.2%)
IT Services (1.2%)
My EG Services Bhd	623,000	306,544

MEXICO (2.1%)
Hotels, Restaurants & Leisure (1.0%)
Alsea S.A.B. de C.V.	67,600	241,692

Industrial Conglomerates (1.1%)
Alfa S.A.B. de C.V., Class A	177,600	290,048
		531,740
PANAMA (1.2%)
Commercial Banks (1.2%)
Banco Latinoamericano de Comercio Exterior S.A., Series E	11,200	305,984

RUSSIA (4.5%)
Diversified Financial Services (1.5%)
Moscow Exchange MICEX-RTS PJSC (1)	216,600	369,213

Oil, Gas & Consumable Fuels (3.0%)
Gazprom PAO, ADR	61,850	254,204
Lukoil PJSC, ADR	11,500	499,767
		753,971
		1,123,184
SINGAPORE (0.4%)
Commercial Banks (0.4%)
DBS Group Holdings Ltd.	9,700	111,940

SOUTH AFRICA (4.5%)
Commercial Banks (1.3%)
Nedbank Group Ltd.	22,700	326,113

Insurance (0.6%)
Liberty Holdings Ltd.	15,800	139,616

	Number of Shares	Value
COMMON STOCKS (continued)
SOUTH AFRICA(continued)
Real Estate Investment Trusts (1.4%)
Growthpoint Properties Ltd.	177,200	$336,708

Specialty Retail (1.2%)
Truworths International Ltd.	48,300	311,281
		1,113,718
SOUTH KOREA (16.5%)
Automobiles (1.3%)
Hyundai Motor Co.	1,400	165,189
Kia Motors Corp.	4,200	158,216
		323,405
Biotechnology (0.6%)
Medy-Tox, Inc.	400	154,960

Commercial Banks (3.0%)
Woori Bank	82,000	739,925

Computers & Peripherals (4.8%)
Samsung Electronics Co. Ltd.	880	1,210,860

Diversified Telecommunication Services (2.4%)
KT Corp.	21,000	595,148

Household Products (1.3%)
LG Household & Health Care Ltd.	350	315,253

Personal Products (1.0%)
Amorepacific Corp.	740	256,213

Tobacco (2.1%)
KT&G Corp.	4,900	529,888
		4,125,652
TAIWAN (13.1%)
Computers & Peripherals (5.2%)
Asustek Computer, Inc.	34,500	300,179
Compal Electronics, Inc.	1,094,000	687,408
Pegatron Corp.	132,300	325,675
		1,313,262
Electronic Equipment, Instruments & Components (3.2%)
E Ink Holdings, Inc. (1)	337,000	200,036
Hon Hai Precision Industry Co. Ltd.	214,453	591,805
		791,841
Personal Products (0.6%)
Grape King Bio Ltd.	21,900	146,989

Semiconductors & Semiconductor Equipment (4.1%)
Phison Electronics Corp.	22,300	185,031
Taiwan Semiconductor Manufacturing Co. Ltd.	154,900	836,721
		1,021,752
		3,273,844
THAILAND (5.6%)
Chemicals (0.9%)
PTT Global Chemical PCL	132,500	231,105

Commercial Banks (2.2%)
Bangkok Bank PCL, NVDR	54,400	267,171
Krung Thai Bank PCL, NVDR	573,500	287,191
		554,362
Oil, Gas & Consumable Fuels (2.5%)
PTT PCL	64,100	607,321
		1,392,788

	Number of Shares	Value
COMMON STOCKS (continued)
TURKEY (2.2%)
Diversified Telecommunication Services (1.5%)
Turk Telekomunikasyon AS	192,100	$388,628

Food & Staples Retailing (0.7%)
BIM Birlesik Magazalar AS	8,900	164,492
		553,120
UNITED ARAB EMIRATES (0.6%)
Commercial Banks (0.6%)
Abu Dhabi Commercial Bank PJSC	79,000	146,361

UNITED KINGDOM (1.2%)
Insurance (1.2%)
Old Mutual PLC	110,100	307,367

UNITED STATES (1.0%)
IT Services (1.0%)
Cognizant Technology Solutions Corp., Class A (1)	4,200	241,458

TOTAL COMMON STOCKS (Cost $23,040,924)		23,876,415

PREFERRED STOCK (0.6%)
BRAZIL (0.6%)
Commercial Banks (0.6%)
Banco Bradesco S.A.	17,688	155,189

TOTAL PREFERED STOCK (Cost $175,971)		155,189

EXCHANGE TRADED FUNDS (1.3%)
FRANCE (0.4%)
Lyxor ETF MSCI India (1)	6,350	102,232

LUXEMBOURG (0.6%)
db x-trackers NIFTY 50 UCITS ETF (1)	1,125	148,985

UNITED STATES (0.3%)
iShares MSCI Emerging Markets ETF	2,100	76,083

TOTAL EXCHANGE TRADED FUNDS (Cost $270,398)		327,300

	Par (000)
SHORT-TERM INVESTMENT (0.6%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 08/01/2016 (Cost $153,256)	$153	153,256

TOTAL INVESTMENTS AT VALUE (98.0%) (Cost $23,640,549)		24,512,160

OTHER ASSETS IN EXCESS OF LIABILITIES (2.0%)		499,719

NET ASSETS (100.0%)		$25,011,879

(1)             Non-income producing security.

INVESTMENT ABBREVIATIONS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non-Voting Depository Receipt

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.  The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$7,239,675	$16,636,740	$—	$23,876,415
Preferred Stock	155,189	—	—	155,189
Exchange Traded Funds	327,300	—	—	327,300
Short-term Investment	—	153,256	—	153,256
	$7,722,164	$16,789,996	$—	$24,512,160

During the period ended July 31, 2016, there were no transfers between Level 2 and Level 3, but there was $1,503,609 transferred out from Level 2 to Level 1, as a result of the availability of a pricing source supported by observable inputs. All transfers , if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Global Sustainable Dividend Equity Fund

Schedule of Investments

July 31, 2016 (unaudited)

	Number of Shares	Value
COMMON STOCKS (94.1%)

BRAZIL (4.4%)
Beverages (4.4%)
Ambev S.A., ADR	198,600	$1,147,908

FRANCE (6.5%)
Food Products (1.1%)
Danone S.A.	3,600	276,159

Insurance (2.0%)
AXA S.A.	26,300	535,387

Pharmaceuticals (2.0%)
Sanofi, ADR	12,200	520,086

Textiles, Apparel & Luxury Goods (1.4%)
LVMH Moet Hennessy Louis Vuitton SE	2,100	359,689
		1,691,321
GERMANY (4.2%)
Industrial Conglomerates (2.1%)
Siemens AG, ADR	5,100	553,564

Insurance (2.1%)
Allianz SE, Reg S(1)	3,800	544,604
		1,098,168
HONG KONG (1.5%)
Wireless Telecommunication Services (1.5%)
China Mobile Ltd.	31,800	393,717

IRELAND (3.5%)
Electrical Equipment (1.0%)
Eaton Corp. PLC	4,200	266,322

IT Services (2.5%)
Accenture PLC, Class A	5,600	631,736
		898,058
MEXICO (3.3%)
Food & Staples Retailing (3.3%)
Wal-Mart de Mexico S.A.B. de C.V.	369,600	844,270

SPAIN (2.6%)
Electric Utilities (2.6%)
Red Electrica Corp. S.A.	29,600	678,133

SWITZERLAND (7.6%)
Pharmaceuticals (7.6%)
Novartis AG, ADR	11,500	957,490
Roche Holding AG, ADR	31,800	1,020,462
		1,977,952
TAIWAN (4.6%)
Diversified Telecommunication Services (1.6%)
Chunghwa Telecom Co. Ltd., ADR	11,200	404,656

Semiconductors & Semiconductor Equipment (3.0%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	28,400	788,952
		1,193,608
UNITED KINGDOM (7.0%)
Personal Products (5.1%)
Unilever PLC, ADR	27,900	1,305,999

Tobacco (1.9%)
British American Tobacco PLC, ADR	3,900	497,991
		1,803,990

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES (48.9%)
Aerospace & Defense (6.9%)
General Dynamics Corp.	1,800	$264,402
Honeywell International, Inc.	9,800	1,140,034
Raytheon Co.	2,800	390,684
		1,795,120
Biotechnology (1.1%)
AbbVie, Inc.	4,100	271,543

Commercial Banks (4.2%)
JPMorgan Chase & Co.	17,000	1,087,490

Communications Equipment (2.1%)
Cisco Systems, Inc.	17,800	543,434

Containers & Packaging (2.6%)
Bemis Co., Inc.	4,800	244,992
Sonoco Products Co.	8,200	417,626
		662,618
Food & Staples Retailing (3.1%)
Sysco Corp.	15,400	797,566

Health Care Providers & Services (2.7%)
Anthem, Inc.	3,500	459,690
Cardinal Health, Inc.	2,900	242,440
		702,130
Industrial Conglomerates (4.8%)
General Electric Co.	40,300	1,254,942

Insurance (1.7%)
The Travelers Cos., Inc.	3,800	441,636

Leisure Equipment & Products (3.8%)
Hasbro, Inc.	12,200	991,006

Multiline Retail (3.5%)
Target Corp.	12,000	903,960

Pharmaceuticals (8.4%)
Bristol-Myers Squibb Co.	4,500	336,645
Johnson & Johnson	14,700	1,840,881
		2,177,526
Semiconductors & Semiconductor Equipment (2.4%)
QUALCOMM, Inc.	10,100	632,058

Software (1.6%)
Microsoft Corp.	7,300	413,764
		12,674,793
TOTAL COMMON STOCKS (Cost $23,342,161)		24,401,918

	Par (000)
SHORT-TERM INVESTMENTS (6.4%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 08/01/2016 (Cost $1,644,580)	$1,645	1,644,580

TOTAL INVESTMENTS AT VALUE (100.5%) (Cost $24,986,741)		26,046,498

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)		(117,045)

NET ASSETS (100.0%)		$25,929,453

(1)             REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.  The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$21,614,229	$2,787,689	$—	$24,401,918
Short-term Investment	—	1,644,580	—	1,644,580
	$21,614,229	$4,432,269	$—	$26,046,498

During the period ended July 31, 2016, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 21, 2016

/s/Kenneth J. Lohsen
Name:	Kenneth J. Lohsen
Title:	Chief Financial Officer
Date:	September 21, 2016